STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

2. STOCKHOLDERS’ EQUITY

July 2024 Warrant Inducement

On July 21, 2024, the Company, entered into a warrant exercise inducement (the “Inducement”) with certain holders of its September 2023 Tranche B warrants, pursuant to which the holders agreed to exercise the warrants to purchase 1,610 shares of the Company’s Series E-4 Convertible Voting Preferred Stock, par value $0.00001 per share (the “Series E-4 preferred stock”) which is convertible to 6,739,918 shares of the Company’s common stock in the aggregate, at a reduced, as-converted common stock price of $2.52 per share, in exchange for the Company’s issuance of new warrants (the “Inducement Warrants”), with varying termination dates and exercise prices. The Company received gross proceeds of $19.4 million and net proceeds of $17.5 million.

The Inducement Warrants have the following terms:

●	The 2024 Tranche A warrants have an exercise price of $2.52 and expire at the earlier of (i) ten (10) trading days following the date of the Company’s public announcement that the FDA has assigned a Prescription Drug User Fee Act goal date for review of iopofosine I 131, and (ii) July 21, 2029.
●	The 2024 Tranche B warrants have an exercise price of $4.00 and expire at the earlier of (i) ten (10) trading days following the date of the Company’s public announcement of its receipt of written approval from the FDA of its New Drug Application for iopofosine I 131, and (ii) July 21, 2029.
●	The 2024 Tranche C warrants have an exercise price of $5.50 and expire at the earlier of (i) ten (10) trading days following the date of the Company’s public announcement that it has recorded quarterly gross revenues from sales of iopofosine I 131 in the United States in excess of $10 million and (ii) July 21, 2029.

Due to a cash settlement feature that requires cash settlement in event of a fundamental transaction that is outside the Company’s control resulting in a form of settlement inconsistent with that which would be received by other security holders, the warrants do not qualify under the equity classification guidance. As a result, and in accordance with the guidance in ASC 815, the warrants issued in July 2024 are deemed to be liabilities. All such liabilities are required to be presented at fair value, with changes reflected in financial results for the period. See Note 3 for the related valuation.

In accordance with the guidance above, the Company recorded the Inducement Warrants and preferred stock at their respective fair values. Utilizing valuation techniques described in Note 3 below, the Company computed the fair value of the Inducement Warrants as $12.0 million and recorded the preferred stock at approximately $15.9 million, which represented its fair value of $17.0 million less allocated issuance costs. The value of the preferred stock and Inducement Warrants sold exceeded the proceeds received by the Company and the fair value of the Tranche B warrants that were exercised in the transaction, which was approximately $2.6 million at the time of exercise. The value in excess of the net proceeds and the fair value of the Tranche B warrants of approximately $7.7 million is reflected in Other Expense.

Subsequent to the issuance of the Series E-4 preferred stock and prior to September 30, 2024, investors who held 896.00 shares of Series E-4 preferred stock converted them into 3,750,909 shares of common stock. There remain 714.00 shares of Series E-4 preferred stock outstanding as of September 30, 2024.

September 2023 Private Placement

On September 8, 2023, in a private placement with certain institutional investors, the Company issued 1,225 shares of Series E-1 preferred stock, along with Tranche A warrants to purchase 2,205 shares of Series E-3 preferred stock and Tranche B warrants to purchase 1,715 shares of Series E-4 preferred stock. Shares of Series E preferred stock were issued at a fixed price of $20,000 per share, resulting in gross proceeds of $24.5 million and net proceeds of approximately $22.2 million after placement agent fees and other customary expenses.

The conversion prices for the preferred stock are as follows: for the Series E-1 or E-2 preferred stock, $1.82 per share of common stock, or a total of 13,461,538 shares of common stock; for the Series E-3 preferred stock, $3.185 per share of common stock, or a total of 13,846,154 shares of common stock; and for the Series E-4 preferred stock, $4.7775 per share of common stock, or a total of 7,179,487 shares of common stock, in each case subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization. The warrants were exercisable as follows:

●	Tranche A warrants, for an aggregate exercise price of $44.1 million, exercisable for Series E-3 preferred stock until the earlier of September 6, 2026, or 10 trading days after the Company’s announcement of positive topline data from the Waldenstrom’s macroglobulinemia CLOVER WaM pivotal trial; and,
●	Tranche B warrants, for an aggregate exercise price of $34.3 million, exercisable for Series E-4 preferred stock until the earlier of September 6, 2028, or 10 days following the Company’s public announcement of its receipt of written approval from the FDA of its New Drug Application for iopofosine I 131.

As of December 31, 2023, the Tranche A and Tranche B warrants did not qualify as derivatives; however, they did not meet the requirements necessary to be considered indexable in the Company’s stock. As a result, and in accordance with the guidance in FASB ASC 815, the warrants were deemed to be liabilities. As of September 30, 2024, the Tranche B warrants do not qualify as derivatives and meet the requirements necessary to be considered indexable in the Company’s stock. However, due to a cash settlement feature that requires cash settlement in event of a fundamental transaction that is outside the Company’s control resulting in a form of settlement inconsistent with that which would be received by other security holders, the warrants do not qualify under the equity classification guidance. As a result, and in accordance with the guidance in ASC 815, the Tranche B warrants continue to be deemed liabilities. All such liabilities are required to be presented at fair value, with changes reflected in financial results for the period. As discussed above, the majority of the Tranche B warrants were exercised in July 2024. See Note 3 for the related valuation.

When issued, the Series E-1 preferred stock had a redemption feature; therefore, it was classified as mezzanine equity as of September 30, 2023. The Series E-1 preferred stock also had a liquidation preference, which was calculated as an amount per share equal to the greater of (i) two times (2X) the Original Per Share Price, together with any declared, unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series E-1 preferred stock been converted into Common Stock immediately prior to such Liquidation. While the Series E-1 preferred was outstanding, this resulted in both the Tranche A and Tranche B warrants being considered puttable by virtue of the liquidation preference impacting the disposition of these warrants in the event of a liquidation. In accordance with the guidance in ASC 480, a puttable warrant is deemed to be a liability. These features only applied to the Series E-1 preferred stock when it was outstanding; upon stockholder approval of the transaction, which was obtained by the Company at a special meeting of stockholders held on October 25, 2023, the Series E-1 preferred stock immediately converted into either Series E-2 preferred stock and/or common stock, dependent upon the beneficial ownership position of the holder.

The net proceeds from the September 2023 Private Placement were allocated first to the fair value of the Tranche A and Tranche B warrants, which had a fair value upon issuance of $4,800,000, with the remainder, or $17,820,000, allocated to the Series E-1 preferred stock. Upon stockholder approval of the transaction, the entire amount that had been assigned to mezzanine equity was reclassified to Series E-2 preferred stock and is a component of permanent equity, as is reflected in the financial statements. As a result of the stockholder approval, Series E-1 preferred stock was fully extinguished in accordance with the terms of the financing. The outstanding shares of Series E preferred stock were classified as permanent equity upon issuance.

Series E preferred stock is convertible to common stock at the request of the holder, subject to the holder not exceeding certain beneficial ownership percentages as stipulated in the financing agreement. Subsequent to the issuance of the Series E-2 preferred stock and prior to December 31, 2023, preferred holders converted 905.24 shares of preferred stock into 9,947,684 shares of common stock at the stated rate of $1.82 per common share, resulting in 319.76 shares of Series E-2 preferred stock outstanding as of December 31, 2023.

During the nine months ended September 30, 2024, 170.16 shares of Series E-2 preferred stock were converted into 1,869,890 shares of common stock. There remain 149.60 shares of Series E-2 preferred stock outstanding as of September 30, 2024.

In January 2024, the Company released topline data from its pivotal, Phase 2b CLOVER WaM trial. In accordance with the terms of the Tranche A warrant, the warants’ expiration accelerated to 10 trading days after the topline data release. Warrant holders exercised the Tranche A warrants in their entirety, resulting in the Company issuing 2,205.00 shares of Series E-3 preferred stock, which are convertible to common stock at the stated rate of $3.185 per share, and receiving gross proceeds of $44.1 million and net proceeds of $42.8 million (see Note 3).

During the nine months ended September 30, 2024, investors who held 2,002.50 shares of Series E-3 preferred stock converted them into 12,574,557 shares of common stock. There remain 202.50 shares of Series E-3 preferred stock outstanding as of September 30, 2024.

October 2022 Public Offering and Private Placement

On October 25, 2022, the Company completed a registered direct offering of 3,275,153 shares of the Company’s common stock at $2.085 per share and warrants to purchase up to an aggregate of 3,275,153 shares of common stock in a concurrent private placement priced at-the-market under Nasdaq rules. In a separate concurrent private placement transaction, the Company offered and sold pre-funded warrants to purchase an aggregate of 1,875,945 shares of common stock and warrants to purchase an aggregate of 1,875,945 shares of common stock. The warrants are immediately exercisable at an exercise price of $1.96 per share and will expire on the fifth anniversary of the closing date. Each pre-funded warrant had a purchase price of $2.08499, is immediately exercisable at an exercise price of $0.00001 per share and will not expire until exercised in full. The registered direct offering and private placements resulted in total gross proceeds of approximately $10.7 million with net proceeds to the Company of approximately $9.6 million after deducting estimated offering expenses.

During the nine months ended September 30, 2024, 1,079,132 pre-funded warrants were converted into 1,079,132 shares of common stock, and 547,177 warrants issued in October 2022 were exercised for net proceeds of approximately $1.1 million. There were no such conversions or exercises in the nine months ended September 30, 2023.

Warrants

The following table summarizes information with regard to outstanding warrants to purchase stock as of September 30, 2024:

	Number of Common
	Shares Issuable
	Upon Exercise of
	Outstanding	Exercise
Offering	Warrants	Price	Expiration Date
2024 Tranche A Warrants	6,739,918	$2.52	July 21, 2029
2024 Tranche B Warrants	8,214,278	$4.00	July 21, 2029
2024 Tranche C Warrants	4,267,152	$5.50	July 21, 2029
2023 Tranche B Preferred Warrants	439,560	$4.7775	September 8, 2028
2022 Common Warrants	4,201,044	$1.96	October 25, 2027
June 2020 Series H Common Warrants	720,796	$12.075	June 5, 2025
October 2017 Series D Common Warrants	31,085	$178.00	October 14, 2024
Total	24,613,833

All warrants in the table above are liability-classified.

6. STOCKHOLDERS’ EQUITY

September 2023 Private Placement

On September 8, 2023, in a private placement with certain institutional investors, the Company issued 1,225 shares of Series E-1 preferred stock, along with Tranche A warrants to purchase 2,205 shares of Series E-3 preferred stock and Tranche B warrants to purchase 1,715 shares of Series E-4 preferred stock. Shares of Series E preferred stock were issued at a fixed price of $20,000 per share, resulting in gross proceeds of $24.5 million and net proceeds of approximately $22.2 million after placement agent fees and other customary expenses. The conversion prices for the preferred stock are as follows: for the Series E-1 or E-2 preferred stock, $1.82 per share of common stock, or a total of 13,461,538 shares of common stock; for the Series E-3 preferred stock, $3.185 per share of common stock, or a total of 13,846,154 shares of common stock; and for the Series E-4 preferred stock, $4.7775 per share of common stock, or a total of 7,179,487 shares of common stock, in each case subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization. The warrants are exercisable as follows:

●	Tranche A warrants, for an aggregate exercise price of $44.1 million, exercisable for Series E-3 preferred stock until the earlier of September 6, 2026, or 10 trading days after the Company’s announcement of positive topline data from the Waldenstrom’s macroglobulinemia CLOVER WaM pivotal trial; and,
●	Tranche B warrants, for an aggregate exercise price of $34.3 million, exercisable for Series E-4 preferred stock until the earlier of September 6, 2028, or 10 days following the Company’s public announcement of its receipt of written approval from the FDA of its New Drug Application for iopofosine I 131.

The Tranche A and Tranche B warrants do not qualify as derivatives; however, they do not meet the requirements necessary to be considered indexed to the Company’s stock. As a result, and in accordance with the guidance in FASB ASC 815, the warrants continue to be deemed liabilities. All such liabilities are required to be presented at fair value, with changes reflected in financial results for the period.

When issued, the Series E-1 preferred stock had a redemption feature; therefore, it was classified as mezzanine equity as of September 30, 2023. The Series E-1 preferred stock also had a liquidation preference, which was calculated as an amount per share equal to the greater of (i) two times (2X) the Original Per Share Price, together with any declared, unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series E-1 preferred stock been converted into Common Stock immediately prior to such Liquidation. These features only applied to the Series E-1 preferred stock when it was outstanding; upon stockholder approval of the transaction, which was obtained by the Company at a special meeting of stockholders held on October 25, 2023, the Series E-1 preferred stock immediately converted into either Series E-2 preferred stock and/or common stock, dependent upon the beneficial ownership position of the holder.

The net proceeds from the September 2023 Private Placement were allocated first to the fair value of the Tranche A and Tranche B warrants, which had a fair value upon issuance of $4,800,000, with the remainder, or $17,820,000, allocated to the Series E-1 preferred stock. Upon stockholder approval of the transaction, the entire amount that had been assigned to mezzanine equity was reclassified to Series E-2 preferred stock and is a component of permanent equity, as is reflected in the financial statements. As a result of the stockholder approval, Series E-1 preferred stock was fully extinguished in accordance with the terms of the financing.

Series E preferred stock is convertible to common stock at the request of the holder, subject to the holder not exceeding certain beneficial ownership percentages as stipulated in the financing agreement, and votes on an as-converted to common basis. Subsequent to the issuance of the Series E-2 preferred stock and prior to December 31, 2023, preferred holders converted 905.24 shares of Series E-2 preferred stock into 9,947,684 shares of common stock at the stated rate of $1.82 per common share.

October 2022 Public Offering and Private Placement

On October 25, 2022, the Company completed a registered direct offering of 3,275,153 shares of the Company’s common stock at $2.085 per share and common warrants to purchase up to an aggregate of 3,275,153 shares of common stock in a concurrent private placement priced at-the-market under Nasdaq rules. In a separate concurrent private placement transaction, the Company offered and sold pre-funded warrants to purchase an aggregate of 1,875,945 shares of common stock and common warrants to purchase an aggregate of 1,875,945 shares of common stock. The common warrants sold in the registered direct offering and those sold in the private placement have identical terms. These common warrants are immediately exercisable at an exercise price of $1.96 per share and will expire on the fifth anniversary of the closing date. Each 2022 Pre-Funded Warrant had a purchase price of $2.08499, is immediately exercisable at an exercise price of $0.00001 per share and will not expire until exercised in full. The registered direct offering and private placements resulted in total gross proceeds of approximately $10.7 million, with net proceeds to the Company of approximately $9.6 million after deducting estimated offering expenses. During the twelve months ended December 31, 2023, 355,235 pre-funded warrants were converted into 355,235 shares of common stock. During the twelve months ended December 31, 2023, 177,877 common warrants were exercised for proceeds of $348,638. There were no common warrants exercised during the twelve months ended December 31, 2022.

Upon issuance, the 2022 Common Warrants were classified as a liability and were marked to market at each reporting date. The 2022 Pre-Funded Warrants were initially classified as equity, until the issuance of the Series E preferred stock in September 2023, at which point the 2022 Pre-Funded Warrants were reclassified to liability.

In accordance with the concept of FASB ASC 820 regarding the October 2022 public offering, the Company allocated the value of the proceeds to the common stock, common warrants, and pre-funded warrants utilizing a fair value basis. Using the closing trading price for Cellectar stock on October 20, 2022, and a Black-Scholes valuation for the warrants, the Company computed the fair value of the warrants. To the extent that the value of the warrants, pre-funded warrants and common stock sold exceeded the proceeds, the Company records a charge to the statement of operations. The Company allocated approximately $7.0 million to the 2022 Common Warrants, $3.7 million to the 2022 Pre-Funded warrants and $6.4 million to the common stock, with the value in excess of the proceeds received of approximately $6.3 million reflected in Other Expense.

December 2020 Public Offering and Private Placement

On December 23, 2020, the Company issued and sold 1,814,813 shares of common stock, par value $0.00001 per share, at a public offering price of $13.50 per share of common stock, prior to deducting underwriting discounts and commissions and estimated offering expenses.

In a concurrent private placement, the Company issued and sold 1,518.5180 shares of Series D convertible preferred stock. These preferred shares are convertible into a number of shares of common stock equal to $13,500 divided by $13.50 (or 1,000 shares of common stock for each share of Series D preferred stock) and were issued at a price of $13,500 per share of Series D preferred stock. The preferred shares were only convertible into common stock upon receipt of stockholder approval of the issuance of the underlying shares of common stock as required by Nasdaq Marketplace Rule 5635(d) at a special stockholder meeting to be called for that purpose. At a special meeting of stockholders held on February 25, 2021, the stockholders approved, in accordance with Nasdaq Listing Rule 5635(d), the issuance of shares of the Company’s common stock upon the conversion of the Series D preferred stock.

2022 Reverse Stock Split

At the annual stockholders’ meeting held on June 24, 2022, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to effect a reverse split of the Company’s common stock at a ratio between 1-for-5 to 1-for-10 in order to satisfy requirements for continued listing of the Company’s common stock on Nasdaq. The board of directors authorized the 1-for-10 ratio of the reverse split on June 27, 2022, and effective at the close of business on July 21, 2022, the Company’s certificate of incorporation was amended to effect a 1-for-10 reverse split of the Company’s common stock (the “Reverse Stock

Split”). The accompanying consolidated financial statements and notes to consolidated financial statements give retroactive effect to the Reverse Stock Split for all periods presented.

Authorized Share Increase

At a special meeting of stockholders held on October 25, 2023, the Company’s stockholders approved an amendment of the Company’s Second Amended and Restated Certificate of Incorporation, as amended, to increase the authorized common stock from 160,000,000 shares to 170,000,000 shares.

Warrants

The following table summarizes the outstanding warrants to purchase stock as of December 31, 2023:

	Number of
	Shares Issuable
	Upon
	Exercise of
	Outstanding	Exercise
Offering	Warrants	Price	Expiration Date
2023 Tranche A Preferred Warrants	13,846,154	$3.185	September 8, 2026	(1)
2023 Tranche B Preferred Warrants	7,179,487	$4.7775	September 8, 2028	(1)
2022 Common Warrants	4,748,221	$1.96	October 25, 2027	(2)
2022 Pre-Funded Common Warrants	1,079,136	$0.00001	N/A	(2)
June 2020 Series H Common Warrants	720,796	$12.075	June 5, 2025
May 2019 Series F Common Warrants	195,700	$24.00	May 20, 2024
May 2019 Series G Common Warrants	201,800	$24.00	May 20, 2024
October 2017 Series D Common Warrants	31,085	$178.00	October 14, 2024
Total	28,002,379
(1)	These warrants are described further under the caption “September 2023 Private Placement” above.
(2)	These warrants are described further under the caption “October 2022 Public Offering and Private Placement” above.

The 2022 Pre-Funded Warrants are classified as mezzanine equity. All other warrants in the table above are liability-classified.